Segment Information - Schedule of Selected P&L, Liabilities and Assets Information by Segment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024	Jun. 30, 2023
Operating Segments [Member]
Schedule of Selected P&L, Liabilities and Assets Information by Segment [Line Items]
Net revenue	R$ 877,443		R$ 771,126	R$ 903,372
Gain from sale of farm	180,086		248,375	346,065
Changes in fair value of biological assets	122,671		40,499	78,238
Reversal of provision for agricultural products after harvest	(8,069)		(1,091)	(47,708)
Cost of sales	(833,910)		(747,019)	(886,225)
Gross income	338,221		311,890	393,742
Operating income (expenses)
Selling expenses	(59,511)		(55,064)	(41,008)
General and administrative expenses	(67,488)		(65,534)	(65,792)
Other operating income	(4,753)		(5,427)	(11,049)
Equity in results of associates	(1,424)		(58)	(70)
Operating income (loss)	205,045		185,807	275,823
Financial income	337,510		312,916	330,491
Financial expenses	(417,906)		(307,208)	(324,605)
Net income (loss) before taxes	124,649		191,515	281,709
Income and social contribution taxes	13,371		35,352	(13,173)
Net income (loss) for the year	138,020		226,867	268,536
Total assets	3,834,877		3,605,082	3,508,075
Total liabilities	1,657,148		1,425,403	1,310,933
Real estate [Member]
Schedule of Selected P&L, Liabilities and Assets Information by Segment [Line Items]
Net revenue	9,325		14,284	14,893
Gain from sale of farm	180,086		248,375	346,065
Changes in fair value of biological assets
Reversal of provision for agricultural products after harvest
Cost of sales	(2,151)		(2,107)	(6,190)
Gross income	187,260		260,552	354,768
Operating income (expenses)
Selling expenses	(6,927)			(2,190)
General and administrative expenses
Other operating income
Equity in results of associates
Operating income (loss)	180,333		260,552	352,578
Financial income	154,412		152,042	67,985
Financial expenses	(190,499)		(107,051)	(116,861)
Net income (loss) before taxes	144,246		305,543	303,702
Income and social contribution taxes	(13,326)		(19,247)	(5,912)
Net income (loss) for the year	130,920		286,296	297,790
Total assets	2,375,913		2,352,537	1,418,129
Total liabilities	450,229		394,973	473,999
Agricultural activity Grains [Member]
Schedule of Selected P&L, Liabilities and Assets Information by Segment [Line Items]
Net revenue	431,978		410,788	579,018
Gain from sale of farm
Changes in fair value of biological assets	71,798		27,213	111,304
Reversal of provision for agricultural products after harvest	(5,732)		(552)	(47,168)
Cost of sales	(422,135)		(401,745)	(556,554)
Gross income	75,909		35,704	86,600
Operating income (expenses)
Selling expenses	(38,722)		(38,741)	(33,633)
General and administrative expenses
Other operating income
Equity in results of associates
Operating income (loss)	37,187		(3,037)	52,967
Financial income	64,522		84,695	54,009
Financial expenses	(33,249)		(30,841)	(46,777)
Net income (loss) before taxes	68,460		50,817	(60,199)
Income and social contribution taxes	(23,276)		(17,278)	(20,468)
Net income (loss) for the year	45,184		33,539	39,731
Total assets	437,265		347,363	259,859
Total liabilities	327,525		169,670	86,120
Agricultural activity Cotton [Member]
Schedule of Selected P&L, Liabilities and Assets Information by Segment [Line Items]
Net revenue	87,890		77,971	38,195
Gain from sale of farm
Changes in fair value of biological assets	(5,421)		4,798	(3,631)
Reversal of provision for agricultural products after harvest	(2,174)		(393)	(509)
Cost of sales	(82,544)		(73,519)	(34,565)
Gross income	(2,249)		8,857	(510)
Operating income (expenses)
Selling expenses	(13,369)		(9,494)	(3,394)
General and administrative expenses
Other operating income
Equity in results of associates
Operating income (loss)	(15,618)		(637)	(3,904)
Financial income	8,559		6,215	759
Financial expenses	(2,007)		(4,458)	(1,440)
Net income (loss) before taxes	(9,066)		1,120	(4,585)
Income and social contribution taxes	3,082		(381)	1,559
Net income (loss) for the year	(5,984)		739	(3,026)
Total assets	129,965		94,603	34,347
Total liabilities	(152)		9,400	8
Agricultural activity Sugarcane [Member]
Schedule of Selected P&L, Liabilities and Assets Information by Segment [Line Items]
Net revenue	322,189		236,393	244,830
Gain from sale of farm
Changes in fair value of biological assets	41,812		21,996	(6,903)
Reversal of provision for agricultural products after harvest
Cost of sales	(284,684)		(212,925)	(242,165)
Gross income	79,317		45,464	(4,238)
Operating income (expenses)
Selling expenses	(27)		(144)	(1,068)
General and administrative expenses
Other operating income
Equity in results of associates
Operating income (loss)	79,290		45,320	(5,306)
Financial income	6,021		4,071	9,690
Financial expenses	(17,857)		(6,931)	(158)
Net income (loss) before taxes	67,454		42,460	4,226
Income and social contribution taxes	(22,934)		(14,436)	(1,437)
Net income (loss) for the year	44,520		28,024	2,789
Total assets	255,144		252,622	97,393
Total liabilities	6,101		26,080	555,081
Cattle raising [Member]
Schedule of Selected P&L, Liabilities and Assets Information by Segment [Line Items]
Net revenue	25,470		29,599	24,807
Gain from sale of farm
Changes in fair value of biological assets	17,728		(6,704)	(13,824)
Reversal of provision for agricultural products after harvest
Cost of sales	(23,805)		(30,026)	(25,536)
Gross income	19,393		(7,131)	(14,553)
Operating income (expenses)
Selling expenses	(466)		(428)	(553)
General and administrative expenses
Other operating income
Equity in results of associates
Operating income (loss)	18,927		(7,559)	(15,106)
Financial income	947		801	2,470
Financial expenses	(2,018)		(808)	(642)
Net income (loss) before taxes	17,856		(7,566)	(13,278)
Income and social contribution taxes	(6,071)		2,572	4,515
Net income (loss) for the year	11,785		(4,994)	(8,763)
Total assets	68,279		44,392	54,271
Total liabilities
Others [Member]
Schedule of Selected P&L, Liabilities and Assets Information by Segment [Line Items]
Net revenue	591	[1]	2,091	1,629
Gain from sale of farm		[1]
Changes in fair value of biological assets	(3,246)	[1]	(6,804)	(8,708)
Reversal of provision for agricultural products after harvest	(163)	[1]	(146)	(31)
Cost of sales	(18,591)	[1]	(26,697)	(21,215)
Gross income	(21,409)	[1]	(31,556)	(28,325)
Operating income (expenses)
Selling expenses		[1]	(6,257)	(170)
General and administrative expenses		[1]
Other operating income		[1]
Equity in results of associates		[1]
Operating income (loss)	(21,409)	[1]	(37,813)	(28,495)
Financial income		[1]
Financial expenses		[1]
Net income (loss) before taxes	(21,409)	[1]	(37,813)	(28,495)
Income and social contribution taxes	7,279	[1]	12,857	9,689
Net income (loss) for the year	(14,130)	[1]	(24,956)	(18,806)
Total assets	80,913	[1]	57,436	106,479
Total liabilities		[1]
Corporate [Member]
Schedule of Selected P&L, Liabilities and Assets Information by Segment [Line Items]
Net revenue
Gain from sale of farm
Changes in fair value of biological assets
Reversal of provision for agricultural products after harvest
Cost of sales
Gross income
Operating income (expenses)
Selling expenses
General and administrative expenses	(67,488)		(65,534)	(65,792)
Other operating income	(4,753)		(5,427)	(11,049)
Equity in results of associates	(1,424)		(58)	(70)
Operating income (loss)	(73,665)		(71,019)	(76,911)
Financial income	103,049		65,092	195,578
Financial expenses	(172,276)		(157,119)	(158,727)
Net income (loss) before taxes	(142,892)		(163,046)	(40,060)
Income and social contribution taxes	68,617		71,265	(1,119)
Net income (loss) for the year	(74,275)		(91,781)	(41,179)
Total assets	487,398		456,129	1,537,597
Total liabilities	R$ 873,445		R$ 825,280	R$ 195,725

[1]	Amount mostly related to the allocation of labor and other costs in the farm support area and costs with waste disposal and other products (millet, sorghum).